Deferred Compensation and Supplemental Employee Retirement Plans	12 Months Ended
Dec. 31, 2011
Deferred Compensation and Supplemental Employee Retirement Plans [Abstract]
Deferred Compensation and Supplemental Employee Retirement Plans
Note 14.  Deferred Compensation and Supplemental Employee Retirement Plans

The Company maintains a directors’ deferred compensation plan and, prior to 2005, maintained a retirement plan for its directors.  Participants are general creditors of the Company with respect to these benefits.  The benefits accrued under these plans were $409,684 and $398,307 at December 31, 2011 and 2010, respectively.  Expenses associated with these plans were $31,377 and $31,314 for the years ended December 31, 2011 and 2010, respectively.

The Company also maintains a supplemental employee retirement plan for certain key employees of the Company.  Benefits accrued under this plan were $243,875 and $594,190 at December 31, 2011 and 2010, respectively.  The expense associated with this plan was $30,165 and $69,108 for the years ended December 31, 2011 and 2010, respectively.